Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended				9 Months Ended				12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Sep. 30, 2012		Sep. 30, 2011		Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Cash flows from operating activities:
Net income (loss)	$ (6,684)		$ 4,803		$ (27,417)		$ 5,148		$ 9,830		$ (29,705)		$ (5,906)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	2,045		502		8,842		1,794		1,472		369		164
Amortization of premiums on short-term investments, net					594
Amortization of deferred commissions	3,492		1,642		9,264		3,942		4,023		2,189		458
Stock-based compensation	5,637		1,121		18,588		4,224		2,954		545		127
Tax benefit from exercise of stock options	(41)		(117)		(533)		(21)		(138)
Expense for preferred stock warrants											702		61
Bad debt expense					148						64		5
(Gain) Loss on disposal of property and equipment	72				(1)		60		60
Lease abandonment costs					2,922
Changes in operating assets and liabilities:
Accounts receivable	(20,365)		(7,631)		(11,065)		(7,768)		(14,762)		(5,176)		(1,981)
Deferred commissions	(8,313)		(2,180)		(20,525)		(6,419)		(5,568)		(5,271)		(1,694)
Prepaid expenses and other current assets	(1,355)	[1]	(560)	[1]	4,242	[1]	(2,092)	[1]	(2,872)	[1]	(4,851)	[1]	(778)	[1]
Other assets	(90)		(88)		(35)		(268)		(308)		(91)		97
Accounts payable	1,490		(845)		(106)		1,866		254		912		191
Accrued expenses and other current liabilities	6,921		1,569		4,644		4,239		5,438		8,901		2,443
Deferred rent	(151)		(57)		(2,957)		3,153		3,179		(85)		62
Deferred revenue	29,990		12,557		43,081		28,589		33,915		23,953		6,911
Other long-term liabilities	572		(5)		2,409		(6)		(9)		12
Net cash provided by (used in) operating activities	13,220		10,711		32,095		36,441		37,468		(7,532)		160
Cash flows from investing activities:
Purchases of property and equipment	(7,959)		(2,057)		(32,156)		(9,193)		(8,733)		(1,584)		(327)
Purchases of short-term investments					(146,922)
Sale of short-term investments					1,025
Maturities of short-term investments					5,800
Restricted cash			200		8		150		350		129		(524)
Net cash used in investing activities	(7,959)		(1,857)		(172,245)		(9,043)		(8,383)		(1,455)		(851)
Cash flows from financing activities:
Net proceeds from initial public offering					169,799
Proceeds from exercise of stock options	1,284		105		2,349		1,309		446		241		7
Proceeds from early exercise of stock options	844				1,024		1,457		643
Tax benefit from exercise of stock options	41		117		533		21		138
Net proceeds from issuance of convertible preferred stock											51,245		5,907
Net proceeds from issuance of common stock					17,848
Purchases of common stock and restricted stock from stockholders	(15)				(1,960)						(20,814)		(2,213)
Net cash provided by financing activities	2,154		222		189,593		2,787		1,227		30,672		3,701
Foreign currency effect on cash and cash equivalents	820		(21)		(555)		394		139		(71)		6
Net increase in cash and cash equivalents	8,235		9,055		48,888		30,579		30,451		21,614		3,016
Cash at beginning of period	59,853		29,402		68,088		38,457		29,402		7,788		4,772
Cash and cash equivalents at end of period	68,088		38,457		116,976		69,036		59,853		29,402		7,788
Supplemental disclosures of other cash flow information:
Interest paid			1		3		4		5		10		4
Taxes paid	360				1,241		1,758		1,403		4		5
Non-cash investing and financing activities:
Property and equipment included in accounts payable and accrued expenses	6,296		369		3,768		1,785		756		196		7
Property and equipment acquired under capital leases											25
Vesting of early exercised stock options	208				1,287		109		36
Accretion of preferred stock dividends and issuance costs	312		320		308		471		633		640		625
Deferred offering costs not yet paid					$ 15

[1]	Includes $5.3 million payment received from our founder during the nine months ended September 30, 2012. Refer to Note 15.